Net Loss Per Share - Schedule of Earnings Per Share Basic And Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income/(loss)	¥ (73,878)	$ (10,313)	¥ 21,359
Net loss attributable to non-controlling interests shareholders	0	0	300
Net accretion on convertible redeemable preferred shares | ¥	0		(204,364)
Deemed dividend to preferred shareholders due to modifications	0	0	(5,940)
Net loss attributable to ordinary shareholders- basic	(73,878)	$ (10,313)	(188,645)
Net loss attributable to ordinary shareholders - diluted | ¥	¥ (73,878)		¥ (188,645)
- Weighted average number of ordinary shares - basic | shares	179,881,274	179,881,274	49,329,740
- Weighted average number of ordinary shares - diluted | shares	179,881,274	179,881,274	49,329,740
Net loss per share attributable to ordinary shareholders:
- Basic | (per share)	¥ (0.41)	$ (0.06)	¥ (3.82)
- Diluted | (per share)	¥ (0.41)	$ (0.06)	¥ (3.82)